SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
14.          SUBSEQUENT EVENTS

On July 17, 2014, our Board of Directors declared a distribution for the second quarter of 2014 of $0.548 per unit in respect of the quarter ended June 30, 2014. This cash distribution was paid on August 12, 2014 on total units of 62,870,335.

In August 2014, we engaged Ernst & Young LLP as our principal accountants and PricewaterhouseCoopers LLP was dismissed. The decision to change accountants was approved by the Audit Committee and our Board of Directors.